MAJOR NON-CASH TRANSACTIONS	12 Months Ended
Dec. 31, 2024
MAJOR NON-CASH TRANSACTIONS
MAJOR NON-CASH TRANSACTIONS

35.MAJOR NON-CASH TRANSACTIONS

For the year ended December 31, 2022, the Group had the following major non-cash transactions:

i.	In June 2022, pursuant to the resolutions reached between the directors of Newpai and the Company, amounts due to related parties of USD471,336,000 in aggregate have been settled by capitalizing as equity of the Company (the “Loan Capitalization”) (Note 27).
ii.	As disclosed in note 2(iv)(d), as part of the Group Reorganization, Singapore Super Hi issued 10,000,000 ordinary shares in exchange for Newpai’s 100% ownership of HDL Management USA Corporation. There is no cash consideration. At the time of acquisition, the share capital of HDL Management USA Corporation amounted to USD5,962,000 which was further recorded in combined capital of subsidiaries in the consolidated statement of equity prior to being eliminated as part of the Group Reorganization.
iii.	In June 2022, upon transfer of the Central Kitchen Business and IFS Business, the assets and liabilities other than the Purchased Assets with the carrying amount of USD3,071,000, including bank balances and cash, trade and other receivables and prepayments, trade payables, other payables, amounts due from related parties and amounts due to related parties, have been retained in the Retained Group. The relevant effects arising from such transfer have been reflected in the consolidated statement of changes in equity and taken into consideration when preparing the consolidated financial statement of cash flows as well.

For the years ended December 31, 2023 and 2024, the Group did not have any major non-cash transactions.